Share-Based Compensation (Details 2) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 20, 2012
E-House Plan | Share Options
Number of Options
Outstanding at the beginning of the period (in shares)	12,949,951
Exercised (in shares)	(3,446,585)
Forfeited (in shares)	(26,662)
Outstanding at the end of the period (in shares)	9,476,704	12,949,951
Vested and expected to vest at the end of the period (in shares)	9,476,704
Exercisable at the end of the period (in shares)	9,476,704
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 4.25
Exercised (in dollars per share)	$ 3.49
Forfeited (in dollars per share)	$ 4.94
Outstanding at the end of the period (in dollars per share)	$ 4.52	$ 4.25
Vested and expected to vest at the end of the period (in dollars per share)	$ 4.52
Exercisable at the end of the period (in dollars per share)	$ 4.52
Weighted average remaining contractual term
Outstanding at the end of the period	5 years 6 months 29 days
Vested and expected to vest at the end of the period	5 years 6 months 29 days
Exercisable at the end of the period	5 years 6 months 29 days
Aggregate Intrinsic value of options
Outstanding at the beginning of the period	$ 140,247,969
Exercised	23,679,729	25,248,554	436,259
Outstanding at the end of the period	25,776,635	140,247,969
Vested and expected to vest at the end of the period	25,776,635
Exercisable at the end of the period	25,776,635
E-House Plan | E-House Replacement Options
Number of Options
Number of replacement awards exchanged with replaced awards (in shares)			15,107,745	15,107,745
CRIC Plan | Share Options
Aggregate Intrinsic value of options
Exercised			750,115
CRIC Plan | CRIC Replaced Options
Number of Options
Number of replacement awards exchanged with replaced awards (in shares)			(16,975,028)	(16,975,028)
Leju Plan | Share Options
Number of Options
Outstanding at the beginning of the period (in shares)	6,592,000
Exercised (in shares)	(266,201)
Forfeited (in shares)	(132,000)
Outstanding at the end of the period (in shares)	6,133,799
Vested and expected to vest at the end of the period (in shares)	5,943,719
Exercisable at the end of the period (in shares)	1,867,132
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 4.60
Exercised (in dollars per share)	$ 4.60
Forfeited (in dollars per share)	$ 4.60
Outstanding at the end of the period (in dollars per share)	$ 4.60
Vested and expected to vest at the end of the period (in dollars per share)	$ 4.60
Exercisable at the end of the period (in dollars per share)	$ 4.60
Weighted average remaining contractual term
Outstanding at the end of the period	8 years 11 months 1 day
Vested and expected to vest at the end of the period	8 years 11 months 1 day
Exercisable at the end of the period	8 years 11 months 1 day
Aggregate Intrinsic value of options
Exercised	1,668,693
Outstanding at the end of the period	37,784,202
Vested and expected to vest at the end of the period	36,613,309
Exercisable at the end of the period	$ 11,501,535
Leju Plan | Leju Replaced Options
Number of Options
Number of replacement awards exchanged with replaced awards (in shares)	(60,000)
Weighted Average Exercise Price
Replaced by E-House options (in dollars per share)	$ 4.60